Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 17, 2018
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 17, 2018
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
KraneShares Bloomberg Barclays China Aggregate Bond Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBND